Commitments and Contingencies (Details) - Definitive licensing and services agreement [Member] - 24M [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 18, 2020
Commitments and Contingencies (Details) [Line Items]
Commitment amount			$ 20.0
Commitment amount paid during the year		$ 0.7
Commitment recognized over straight line basis	$ 19.3
Accrued related	$ 12.8	0.4
Minimum annual royalty payments		$ 3.0